CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	$ 51	$ 40	$ 103
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	872	417	1,197
Revaluations of property, plant and equipment related to equity-accounted investments	54	7	96
Actuarial (loss) gain on defined benefit plans	(2)	(2)	5
Deferred income taxes on above items	(338)	34	283
Total items that will not be reclassified to net income	1,262	388	1,015
Other comprehensive income (loss) that may be reclassified to net income
Gain (loss) arising during the period on financial instruments designated as cash-flow hedges	4	8	10
Unrealized gain on available-for-sale securities	(22)	61	0
Reclassification adjustments for amounts recognized in net (loss) income	(1)	(41)	(32)
Foreign currency translation	190	986	(1,138)
Unrealized (loss) gain on foreign currency swaps - net investment hedge	(94)	(66)	55
Deferred income taxes on above items	11	(7)	(8)
Total items that may be reclassified subsequently to net (loss) income	88	941	(1,113)
Other comprehensive income	1,350	1,329	(98)
Comprehensive income	1,401	1,369	5
Comprehensive income attributable to:
Preferred limited partners' equity	28	15	1
Limited partners' equity	494	332	(94)
Comprehensive income	1,401	1,369	5
Non-controlling interests [member]
Other comprehensive income (loss) that may be reclassified to net income
Comprehensive income	1,401	1,369	5
Comprehensive income attributable to:
Comprehensive income	1,401	1,369	5
Participating Non-controlling Interests Operating Subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	53	65	69
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	383	635	204
Comprehensive income attributable to:
Non-controlling interests	436	700	273
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income			0
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	9	6	(2)
Comprehensive income attributable to:
Non-controlling interests	8	6	(2)
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	(23)	(29)	1
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	393	304	(87)
Comprehensive income attributable to:
Non-controlling interests	370	275	(86)
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	26	25	30
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	39	16	(117)
Comprehensive income attributable to:
Non-controlling interests	$ 65	$ 41	$ (87)